Discontinued Operations - Derivative Gain (Loss) Amounts Recognized in Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Total net gain (loss)			$ 9
Pepco Energy Services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification of mark-to-market to realized on settlement of contracts	27		2
Unrealized mark-to-market loss	(3)	(30)	(3)
Total net gain (loss)	$ 24	$ (30)	$ (1)